RESTRUCTURING AND RELATED ACTIVITIES	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Restructuring and Related Activities [Abstract]
RESTRUCTURING AND RELATED ACTIVITIES

18. RESTRUCTURING AND RELATED ACTIVITIES

On July 15, 2022, the Company approved a restructuring plan to reduce operating expenses and better align its workforce with the needs of its business following the decision to voluntarily pause further development of Vicineum in the US (the “2022 Restructuring Plan”). Execution of the 2022 Restructuring Plan is expected to be substantially completed in connection with the closing of the Merger with Carisma, which is expected to occur approximately two to three months from the date of this Form 10-Q filing, November 7, 2022. The 2022 Restructuring Plan includes an incremental reduction in the Company’s workforce as well as additional cost-saving initiatives intended to preserve capital during the pendency of the Merger with Carisma and while the Company seeks a potential partner for the further development of Vicineum.

The Company also incurred one-time cash costs associated with the termination of certain contracts and all other activities under the 2022 Restructuring Plan. The following is a summary of accrued restructuring costs related to the 2022 Restructuring Plan, (in thousands):

2022 Restructuring Plan
Severance and benefits costs	$6,944
Contract termination and other associated costs	4,003
Total restructurings costs	10,947
Cash payments	(4,582)
Balance at September 30, 2022	$6,365

Restructuring costs related to the Restructuring Plan were recorded in operating expenses in the Company’s Condensed Consolidated Statements of Income (Operations) and Comprehensive Income (Loss) in the three months ended September 30, 2022. The Company expects that substantially all of the accrued restructuring costs as of September 30, 2022 will be paid in cash in connection with the closing of the Merger with Carisma, which is expected to occur approximately two to three months from the date of this Form 10-Q filing, November 7, 2022.

19. RESTRUCTURING AND RELATED ACTIVITIES

On August 30, 2021, the Company approved a restructuring plan to reduce operating expenses and better align its workforce with the needs of its business following receipt of the CRL from the FDA regarding the BLA for Vicineum for the treatment of BCG-unresponsive NMIBC (the “Restructuring Plan”).

The Restructuring Plan included a reduction in the Company’s workforce by 18 positions (or approximately 35% of the Company’s workforce as of the date of the Restructuring Plan), as well as additional cost-saving initiatives intended to preserve capital while the Company continues development of Vicineum. The following is a summary of accrued restructuring costs related to the Restructuring Plan:

December 31, 2021
(in thousands)
Severance and benefits costs	$2,792
Contract termination costs	2,736
Other restructuring costs	—
Total restructuring costs	$5,528
Cash payments	(4,031)
Balance at December 31, 2021	$1,497

Restructuring costs related to the Restructuring Plan were recorded in operating expenses in the Company’s Consolidated Statements of Operations and Comprehensive Loss in the year ended December 31, 2021. The Company expects that substantially all of the accrued restructuring costs as of December 31, 2021 will be paid in cash by the end of September 2022.